Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 01, 2018
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Jun. 01, 2018
Document Effective Date	Jun. 01, 2018
Prospectus Date	Oct. 28, 2017
AC One China Fund | Institutional Class
Prospectus:
Trading Symbol	ACOIX